Related party transactions - Summary of transactions with other related parties (Details) £ in Thousands, $ in Thousands								1 Months Ended	12 Months Ended
	Jan. 30, 2025 GBP (£)	Jan. 24, 2025 USD ($) Options	Dec. 20, 2024 GBP (£)	Dec. 20, 2024 USD ($)	Mar. 13, 2024 GBP (£) shares	Mar. 13, 2024 USD ($) shares	Feb. 22, 2024 GBP (£)	Jan. 30, 2025 GBP (£)	Dec. 31, 2024 GBP (£) Options EquityInstruments shares	Dec. 31, 2023 GBP (£)	Feb. 22, 2024 USD ($) shares
Related party transactions
Bonuses									£ 187	£ 0
Aggregate gain on directors' exercise of share options									£ 0	1,788
Number of shares issued | shares									47,557,591
Share issuance to related party									£ 15,629
Warrant reserve									3,907
Amount outstanding									524,242
Share premium
Related party transactions
Share issuance to related party									15,629
Issue of equity									296,196
Other reserves
Related party transactions
Warrant reserve									3,907
Imagination Industries Investments Ltd
Related party transactions
Services received, related party transaction									130	83
Services provided to related parties									52	0
Amounts receivable from related parties									52	0
Amount outstanding									£ 56	£ 0
Imagination Industries Investments Ltd | Settlement of outstanding compensation
Related party transactions
Reimbursement of legal fee								£ 871
Stuart Simpson
Related party transactions
Number of share options awarded | Options									1,195,035
Employment contract, anti-dilution provision, related party's right of ownership after any awards are issued									2.40%
Stuart Simpson | Issuance of share options and restricted stock units
Related party transactions
Number of share options awarded | Options		360,245
Stephen Fitzpatrick
Related party transactions
Maximum amount to be reimbursed for the related party expenses			£ 60	$ 75
Reimbursement of legal fee							£ 175
Reimbursement of legal fee expense, amount outstanding									£ 0
Capital commitment right In offering | $				$ 25,000
Capital commitment option period				12 months
Investment option | $				$ 25,000
Amount outstanding									£ 60
Stephen Fitzpatrick | Equity investment by related party
Related party transactions
Capital commitment option period		12 months
Investment option | $		$ 25,000
Dmhnal Slattery | Issuance of share options and restricted stock units
Related party transactions
Number of share options awarded | Options		814,700
Employment contract, anti-dilution provision, related party's right of ownership after any awards are issued		1.00%
Stephen Welch | Settlement of outstanding compensation
Related party transactions
Payments to related party	£ 35
Independent members of the Board of Directors
Related party transactions
Number of share options and restricted stock units awarded | EquityInstruments									76,142
Imagination Aero Ltd
Related party transactions
Number of shares entitled per public warrant | shares											0.10
Gross proceeds from issuance of shares and warrants | $						$ 25,000
Number of shares issued | shares					200,000	200,000			200,000
Number of warrants issued | shares					50,000,000	50,000,000
Warrant reserve					£ 3,907	$ 5,000
Second tranche | $											$ 25,000
Second Tranche of Investment Commitment by Related Party terminated | $				$ 25,000
Imagination Aero Ltd | Share premium
Related party transactions
Issue of equity					15,629	$ 20,000			£ 15,629
Imagination Aero Ltd | Other reserves
Related party transactions
Warrant reserve					£ 3,907
Imagination Aero Ltd | Maximum
Related party transactions
Investment commitment by related party | $											$ 50,000
Number of warrants to be issued | shares											50,000,000